RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Aggregate net amounts of lease expenses	$ 6	$ 6
Initial payment received under sales agreement	18,000
Revenues	6,547	6,354
Chairwoman [Member]
Related Party Transaction [Line Items]
Salary expenses	25
Consultant [Member]
Related Party Transaction [Line Items]
Related party expense	0	11
North American Tier-1 telecom operator [Member]
Related Party Transaction [Line Items]
Revenues	5,749
Bynet Electronics Ltd [Member]
Related Party Transaction [Line Items]
Revenues	$ 0	$ 62